RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Salaries, incentives and benefits	$ 13,753	$ 16,030
Audit, legal and consulting	4,268	3,972
Trustee/director fees including distributions and revaluations and expenses	1,976	1,285
RSU and PSU compensation expense including distributions and revaluations	5,839	2,996
Other public entity costs	2,096	1,651
Office rents including property taxes and common area maintenance costs	379	900
Other	3,108	2,570
General and administrative expenses	$ 31,419	$ 29,404